Exhibit 99
Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537	56.5

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84000%	February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%	December 15, 2019
Class A-2b Notes	$159,800,000.00	0.89%	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%	June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%	April 15, 2022
Class B Notes	$47,150,000.00	2.24%	June 15, 2022
Class C Notes	$31,440,000.00	2.41%	July 15, 2023
Total	$1,571,790,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,453,404.92

Principal:
Principal Collections	$33,923,801.73
Prepayments in Full	$17,255,391.17
Liquidation Proceeds	$32,463.69
Recoveries	$0.00
Sub Total	$51,211,656.59
Collections	$54,665,061.51

Purchase Amounts:
Purchase Amounts Related to Principal	$477,798.83
Purchase Amounts Related to Interest	$1,376.27
Sub Total	$479,175.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$55,144,236.61

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$55,144,236.61
Servicing Fee	$1,379,310.62	$1,379,310.62	$0.00	$0.00	$53,764,925.99
Interest - Class A-1 Notes	$184,430.89	$184,430.89	$0.00	$0.00	$53,580,495.10
Interest - Class A-2a Notes	$443,333.33	$443,333.33	$0.00	$0.00	$53,137,161.77
Interest - Class A-2b Notes	$110,617.11	$110,617.11	$0.00	$0.00	$53,026,544.66
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$52,398,207.16
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$52,181,407.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,181,407.16
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$52,093,393.83
Second Priority Principal Payment	$9,531,319.31	$9,531,319.31	$0.00	$0.00	$42,562,074.52
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$42,498,932.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,498,932.52
Regular Principal Payment	$272,760,861.50	$42,498,932.52	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$55,144,236.61

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$9,531,319.31
Regular Principal Payment					$42,498,932.52
Total					$52,030,251.83
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$52,030,251.83	$150.20	$184,430.89	$0.53	$52,214,682.72	$150.73
Class A-2a Notes	$0.00	$0.00	$443,333.33	$1.11	$443,333.33	$1.11
Class A-2b Notes	$0.00	$0.00	$110,617.11	$0.69	$110,617.11	$0.69
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$52,030,251.83	$33.10	$1,734,674.16	$1.10	$53,764,925.99	$34.20

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$282,292,180.81	0.8149312	$230,261,928.98	0.6647284
Class A-2a Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000
Class A-2b Notes	$159,800,000.00	1.0000000	$159,800,000.00	1.0000000
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$1,507,682,180.81	0.9592135	$1,455,651,928.98	0.9261109

Pool Information
Weighted Average APR	2.575%	2.555%
Weighted Average Remaining Term	55.58	54.71
Number of Receivables Outstanding	65,227	64,051
Pool Balance	$1,655,172,738.73	$1,603,448,962.93
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,513,724,956.67	$1,466,710,861.50
Pool Factor	0.9634167	0.9333102

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$136,738,101.43
Targeted Overcollateralization Amount	$183,635,457.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$147,797,033.95

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	2
IX. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		94	$34,320.38
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$34,320.38
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0249%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0004%
Current Collection Period			0.0253%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		221	$34,857.77
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$34,857.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0020%

Average Realized Loss for Receivables that have experienced a Realized Loss			$157.73
Average Net Loss for Receivables that have experienced a Realized Loss			$157.73

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.49%	290	$7,900,301.56
61-90 Days Delinquent	0.05%	29	$746,225.28
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.54%	319	$8,646,526.84

Repossession Inventory:
Repossessed in the Current Collection Period		21	$557,987.46
Total Repossessed Inventory		23	$602,132.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0107%
Current Collection Period			0.0453%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0465%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	2

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer